Capital Management - Summary of Company's Capital Structure (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Regulated Operations [Abstract]
Long-term debt payable within one year	$ 752	$ 602
Short-term notes payable	926	469
Bank indebtedness	3	0
Less: cash and cash equivalents	0	(48)	$ (89)
Net Long-term debt payable within one year	1,681	1,023
Long-term debt	9,315	10,078
Preferred shares (Note 21)	486	0
Common shares	4,856	5,391
Retained earnings	5,183	4,487
Total capital	$ 21,521	$ 20,979